Summary of Significant Accounting Policies - Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Cash and cash equivalents	$ 363,575	$ 255,622		$ 6,905
Restricted cash		6,443		3,638
Total cash, cash equivalents and restricted cash	$ 375,143	$ 262,065	$ 8,409	$ 10,543	$ 3,233